Schedule 1	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule 1
SCHEDULE
1-CONDENSED
BALANCE SHEETS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2020	2021
	RMB	RMB	USD
			(Note 2)

Assets
Current assets
Cash and cash equivalents	32,145	8,483	1,331
Short-term investments	653,609	414,921	65,110
Prepaid expense and other assets	—	14,993	2,353
Amount due from its subsidiaries and the consolidated VIEs	2,073	1,786	280
Total current assets	687,827	440,183	69,074

Non-current assets
Long-term investments	2,552,965	3,885,718	609,754

Total non-current assets	2,552,965	3,885,718	609,754

Total assets	3,240,792	4,325,901	678,828

Liabilities
Current liabilities
Accrued expenses and other current liabilities	60,480	3,734	586
Amount due to its subsidiaries and the consolidated VIEs	—	348,741	54,725

Total current liabilities	60,480	352,475	55,311

Total liabilities	60,480	352,475	55,311

Mezzanine equity
Series Pre-A convertible redeemable preferred shares (US$ 0.000005 par value per share; 241,148,000 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	56,185	—	—
Series A convertible redeemable preferred shares (US$ 0.000005 par value per share; 334,926,000 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	129,323	—	—
Series A+ convertible redeemable preferred shares (US$ 0.000005 par value per share; 157,896,000 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	77,520	—	—
Series B convertible redeemable preferred shares (US$ 0.000005 par value per share; 352,107,646 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	497,106	—	—
Series C convertible redeemable preferred shares (US$ 0.000005 par value per share; 542,794,072 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	1,222,224	—	—
Series C+ convertible redeemable preferred shares (US$ 0.000005 par value per share; 170,632,018 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	490,571	—	—
Series C++ convertible redeemable preferred shares (US$0.000005 par value per share; 120,971,053 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	388,925	—	—
Series D convertible redeemable preferred shares (US$0.000005 par value per share; 517,264,501 and nil shares authorized, issued and outstanding as of December 31, 2020 and 2021, respectively)	1,975,482	—	—

Total mezzanine equity	4,837,336	—	—
Shareholders’ (Deficit)/Equity:
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized , 1,203,526,000 shares issued and outstanding as of December 31, 2020 ; 8,900,000,000 Class A ordinary shares authorize d , 3,206,653,701 Class A ordinary shares issue d , 3,140,896,631 Class A ordinary shares outstanding as of December 31, 202 1; 1,000,000,000 Class B ordinary sh ares authorize d, 801,904,979 Clas s B ordinary sh ares issued and ou tstanding as of December 31, 20 21)	41	134	21
Additional paid-in capital	—	7,329,420	1,150,146
Accumulated other comprehensive income/(loss)	14,956	(21,492)	(3,373)
Accumulated deficit	(1,672,021)	(3,334,636)	(523,277)

Total shareholders’ (deficit)/equity	(1,657,024)	3,973,426	623,517

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	3,240,792	4,325,901	678,828

SCHEDULE
1-CONDENSED
STATEMENTS OF COMPREHENSIVE LOSS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	USD
				(Note 2)
Operating revenue, net	—	—	2,279	358
Operating costs and expenses	(30,090)	(229,413)	(250,814)	(39,358)
Interest income	1,212	2,293	8,666	1,360
Fair value change of warrant	—	(150,685)	—	—
Foreign currency exchange loss	(16)	(3)	(2,114)	(332)
Income tax expense	(118)	(39)	—	—
Others, net	—	—	4	1
Equity in loss of subsidiaries and VIEs	(292,523)	(286,022)	(1,332,101)	(209,036)

Net loss	(321,535)	(663,869)	(1,574,080)	(247,007)

Deemed dividend on modification on preferred shares	—	(67,975)	—	—
Deemed dividend upon issuance of warrants	—	(90,268)	—	—
Preferred shares redemption value accretion	(136,839)	(285,668)	(152,287)	(23,897)
Net loss attributable to ordinary shareholders	(458,374)	(1,107,780)	(1,726,367)	(270,904)

Other comprehensive income/(loss)
Foreign currency transaction adjustments	27,771	(14,008)	(36,640)	(5,750)
Unrealized gains on available-for-sale investments, net of tax	209	1,724	192	30

Total comprehensive loss	(293,555)	(676,153)	(1,610,528)	(252,727)

SCHEDULE
1-CONDENSED
STATEMENTS OF CASH FLOW
(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2019	2020	2021
		RMB	RMB	USD
				(Note 2)
Cash Flows from Operating Activities:	(2,827)	(28)	320,097	50,230
Cash Flows from Investing Activities:
Purchase of short-term investments	—	(654,428)	(1,875,171)	(294,255)
Cash received from loan repayment	60,383	—	2,100,240	329,573
Investment in subsidiaries	(1,494,523)	(1,554,670)	(2,683,195)	(421,052)
Net cash used in investing activities	(1,434,140)	(2,209,098)	(2,458,126)	(385,734)

Cash Flows from Financing Activities:
Proceeds from issuance of convertible redeemable preferred shares, net	1,491,983	2,048,986	—	—
Proceeds from exercise of share option	—	—	2,971	466
Payment for share repurchase	—	—	(16,546)	(2,596)
Proceeds from initial public offering, net	—	—	2,142,104	336,143

Net cash provided by financing activities	1,491,983	2,048,986	2,128,529	334,013

Effect of exchange rate changes on cash and cash equivalents	32,022	(26,122)	(14,162)	(2,222)

Net increase/(decrease) in cash and cash equivalents and restricted cash	87,038	(186,262)	(23,662)	(3,713)

Total cash and cash equivalents and restricted cash at beginning of year	131,369	218,407	32,145	5,044

Total cash and cash equivalents and restricted cash at end of year	218,407	32,145	8,483	1,331

1.
Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.
The condensed financial information of Waterdrop Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2020 and 2021 and the years ended 2019, 2020 and 2021. No dividend was paid by the Group’s subsidiaries to
Waterdrop Inc.
in 2019, 2020 and 2021.

4.
As of December 31, 2021, there were no material contingencies, significant provisions of long term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.